UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2019

*

This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Local Currency Fund. Each remaining series of the Registrant has a fiscal year end other than October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2019

MFS® Emerging Markets Debt Local Currency Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

EML-SEM

MFS® Emerging Markets Debt Local Currency Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. Those concerns dissipated in the early months of 2019 due to the more dovish posture of the U.S. Federal Reserve and other global central banks, reported progress toward a trade pact between the United States and China, and action against a no-deal Brexit by the British Parliament. However, a last-minute breakdown in negotiations between the U.S. and China derailed the market’s momentum and increased concerns over the future pace of global growth. Compounding Brexit uncertainty was the resignation of British Prime Minister Theresa May, potentially ushering in a harder form of Brexit than she had advocated. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slower global growth. Inflation remains largely subdued globally, which is encouraging for asset markets. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Bond exposure (i)

Issuer country weightings of bonds (i)(x)
United States (includes Cash & Cash Equivalents and Other)	26.8%
Brazil	9.7%
Indonesia	6.9%
Russia	6.9%
Mexico	6.8%
South Africa	6.8%
Thailand	6.5%
Colombia	5.9%
India	(7.3)%
Other Countries	31.0%

Fixed income sectors (i)
Sovereign Emerging Markets	70.6%
Government Securities Hedge (t)	2.1%
Other Government Entity-Emerging Markets Quasi Government	4.2%
Emerging Markets Corporate Bonds	1.6%
Developed Markets Corporate Bonds	0.3%

Currency exposure (i)(y)

Composition including fixed income credit quality (a)(i)
A	14.2%
BBB	40.2%
BB	18.7%
B	3.9%
U.S. Government	4.9%
Not Rated	(3.1)%
Non-Fixed Income (o)	0.0%
Cash & Cash Equivalents	10.0%
Other	11.2%

Currency exposure weightings (i)(y)
Mexican Peso	11.4%
Indonesian Rupiah	9.7%
Russian Ruble	8.9%
Brazilian Real	8.3%
South African Rand	7.6%
Polish Zloty	7.3%
Colombian Peso	7.1%
Thailand Baht	6.5%
Peruvian Sol	6.4%
Other Currencies	26.8%

Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	12 yrs.

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.
(t)

For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds German Euro-Bund 10 yr futures contracts, U.S. Treasury Notes – TIPS and U.S. CPI Swaps with a bond equivalent exposure of 2.1%.

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of April 30, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2018 through April 30, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2018 through April 30, 2019.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/18	Ending Account Value 4/30/19	Expenses Paid During Period (p) 11/01/18-4/30/19
A	Actual	1.10%	$1,000.00	$1,081.54	$5.68
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
B	Actual	1.85%	$1,000.00	$1,079.21	$9.54
	Hypothetical (h)	1.85%	$1,000.00	$1,015.62	$9.25
C	Actual	1.85%	$1,000.00	$1,077.56	$9.53
	Hypothetical (h)	1.85%	$1,000.00	$1,015.62	$9.25
I	Actual	0.85%	$1,000.00	$1,083.05	$4.39
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
R1	Actual	1.85%	$1,000.00	$1,077.47	$9.53
	Hypothetical (h)	1.85%	$1,000.00	$1,015.62	$9.25
R2	Actual	1.35%	$1,000.00	$1,081.86	$6.97
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
R3	Actual	1.10%	$1,000.00	$1,081.35	$5.68
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
R4	Actual	0.85%	$1,000.00	$1,084.22	$4.39
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
R6	Actual	0.76%	$1,000.00	$1,084.99	$3.93
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 88.1%

Issuer	Shares/Par		Value ($)
Argentina - 1.1%
Republic of Argentina, 0%, 5/31/2019	ARS	62,442,000	$1,749,571
Republic of Argentina, 6.875%, 1/11/2048		$1,233,000	816,862
Republic of Argentina, FLR, 54.469% (Argentina Badlar-7 Day), 6/21/2020	ARS	48,418,000	1,083,058

			$3,649,491
Brazil - 7.9%
Federative Republic of Brazil, Inflation Linked Bond, 6%, 5/15/2023	BRL	20,301,813	$5,582,663
Federative Republic of Brazil, Inflation Linked Bond, 6%, 8/15/2024		41,687,548	11,578,366
Federative Republic of Brazil, Inflation Linked Bond, 6%, 8/15/2028		23,659,718	6,822,624
Vale Overseas Ltd., 6.875%, 11/10/2039		$1,128,000	1,309,890

			$25,293,543
Chile - 4.7%
Republic of Chile, 4.7%, 9/01/2030	CLP	5,725,000,000	$8,860,183
Republic of Chile, 5%, 3/01/2035		3,960,000,000	6,355,710

			$15,215,893
Colombia - 5.7%
Empresas Publicas de Medellin, 8.375%, 11/08/2027 (n)	COP	4,009,000,000	$1,259,396
Republic of Columbia, “B”, 6%, 4/28/2028		6,966,800,000	2,071,955
Republic of Columbia, Inflation Linked Bond, 3.5%, 5/07/2025		46,871,298,157	15,134,649

			$18,466,000
Cote d’Ivoire - 0.7%
Republic of Cote d’Ivoire, 5.25%, 3/22/2030 (n)	EUR	1,067,000	$1,137,332
Republic of Cote d’Ivoire, 6.125%, 6/15/2033		$1,100,000	1,001,440

			$2,138,772
Egypt - 1.2%
Arab Republic of Egypt, 6.588%, 2/21/2028		$1,158,000	$1,117,794
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		1,250,000	1,259,625
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		1,277,000	1,315,788

			$3,693,207
Ghana - 0.4%
Republic of Ghana, 8.125%, 3/26/2032 (n)		$1,175,000	$1,164,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Hungary - 4.6%
Republic of Hungary, 5.5%, 6/24/2025	HUF	3,662,860,000	$14,946,805

Indonesia - 6.7%
Republic of Indonesia, 9%, 3/15/2029	IDR	35,368,000,000	$2,666,998
Republic of Indonesia, 8.75%, 5/15/2031		24,267,000,000	1,788,963
Republic of Indonesia, 7.5%, 8/15/2032		54,135,000,000	3,565,791
Republic of Indonesia, 7.5%, 5/15/2038		211,028,000,000	13,509,139

			$21,530,891
Kenya - 0.4%
Republic of Kenya, 7.25%, 2/28/2028 (n)		$621,000	$615,690
Republic of Kenya, 8.25%, 2/28/2048 (n)		768,000	757,594

			$1,373,284
Malaysia - 3.2%
Government of Malaysia, 4.232%, 6/30/2031	MYR	42,120,000	$10,304,980

Mexico - 8.0%
Petroleos Mexicanos, 9.1%, 1/27/2020	MXN	23,727,400	$1,247,387
Petroleos Mexicanos, 7.47%, 11/12/2026		10,559,900	449,629
Petroleos Mexicanos, 5.5%, 6/27/2044		$3,231,000	2,644,574
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	14,730,000	744,491
United Mexican States, 8.5%, 5/31/2029		144,320,000	7,793,672
United Mexican States, 8%, 11/07/2047		261,320,000	13,027,300

			$25,907,053
Nigeria - 0.3%
Afren PLC, 10.25%, 4/08/2019 (a)(d)		$693,819	$569
Federal Republic of Nigeria, 7.625%, 11/28/2047		1,111,000	1,064,182

			$1,064,751
Panama - 0.3%
Empresa de Transmision Electrica S.A., 5.125%, 5/02/2049 (z)		$840,000	$859,698

Peru - 3.8%
Banco de Credito del Peru, 4.85%, 10/30/2020 (n)	PEN	6,816,000	$2,062,425
Republic of Peru, 6.9%, 8/12/2037		30,101,000	10,155,576

			$12,218,001
Philippines - 1.9%
Republic of Philippines, 8%, 7/19/2031	PHP	267,680,000	$6,016,573

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Poland - 4.4%
Government of Poland, 2.5%, 7/25/2026	PLN	23,807,000	$6,164,047
Government of Poland, 2.75%, 4/25/2028		7,959,000	2,052,726
Government of Poland, 5.75%, 4/25/2029		18,236,000	5,946,307

			$14,163,080
Romania - 1.4%
Republic of Romania, 2%, 12/08/2026 (n)	EUR	1,236,000	$1,405,740
Republic of Romania, 5.8%, 7/26/2027	RON	12,800,000	3,209,293

			$4,615,033
Russia - 6.8%
Eurochem Finance DAC, 5.5%, 3/13/2024 (n)		$977,000	$989,818
Russian Federation, 8.5%, 9/17/2031	RUB	279,728,000	4,461,198
Russian Federation, 7.7%, 3/23/2033		414,998,000	6,177,256
Russian Federation, 7.25%, 5/10/2034		714,700,000	10,138,695

			$21,766,967
Saudi Arabia - 0.9%
Kingdom of Saudi Arabia, 5.25%, 1/16/2050		$1,150,000	$1,247,869
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		1,118,000	1,093,191
Saudi Arabian Oil Co., 4.375%, 4/16/2049 (n)		413,000	401,254

			$2,742,314
South Africa - 12.5%
Eskom Holdings SOC Ltd., 7.85%, 4/02/2026	ZAR	28,000,000	$1,770,835
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028 (n)		$1,191,000	1,237,230
Republic of South Africa, 10.5%, 12/21/2026	ZAR	28,570,000	2,208,108
Republic of South Africa, 8%, 1/31/2030		183,134,000	11,821,482
Republic of South Africa, 7%, 2/28/2031		302,283,000	17,743,938
Republic of South Africa, 6.5%, 2/28/2041		64,521,000	3,193,350
Transnet SOC Ltd., 9.5%, 5/13/2021		22,700,000	1,603,520
Transnet SOC Ltd., 9.5%, 5/13/2021 (n)		9,960,000	703,571

			$40,282,034
Sri Lanka - 0.4%
Republic of Sri Lanka, 7.85%, 3/14/2029 (n)		$1,172,000	$1,205,168

Thailand - 5.4%
Kingdom of Thailand, 3.775%, 6/25/2032	THB	506,734,000	$17,464,680

Ukraine - 0.3%
Government of Ukraine, 7.375%, 9/25/2032		$1,236,000	$1,088,990

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
United States - 5.1%
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	$142,000	$146,082
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	627,000	664,620
U.S. Treasury Notes, TIPS, 0.375%, 7/15/2025 (f)	15,775,616	15,756,650

		$16,567,352
Total Bonds (Identified Cost, $284,006,737)		$283,738,985

Common Stocks - 0.1%
Colombia - 0.1%
Frontera Energy Corp. (Identified Cost, $1,265,281)	16,374	$144,653

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options - 0.0%
Currency Options - 0.0%
JPY Currency - May 2019 @ EUR 0.008 (Premiums Paid, $22,250)	Call	JPMorgan Chase Bank	JPY 346,962,000	JPY 346,962,000	$347

Issuer	Shares/Par
Investment Companies (h) - 3.5%
Money Market Funds - 3.5%
MFS Institutional Money Market Portfolio, 2.48% (v) (Identified Cost, $11,400,814)	11,401,751	$11,401,751

Other Assets, Less Liabilities - 8.3%		26,896,754
Net Assets - 100.0%		$322,182,490

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $11,401,751 and $283,883,985, respectively.

(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $18,163,440, representing 5.6% of net assets.

Portfolio of Investments (unaudited) – continued

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Empresa de Transmision Electrica S.A., 5.125%, 5/02/2049	4/25/19	$840,000	$859,698
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

BZDIOVRA	Brazil Interbank Deposit Rate
FLR

Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

JIBAR	Johannesburg Interbank Agreed Rate
MIBOR	Mumbai Inter-Bank Offer Rate
PRIBOR	Prague Interbank Offered Rate
THBFIX	Thai Baht Floating Rate Fixed
TIIE	Interbank Equilibrium Interest Rate
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/19

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	28,026,429	USD	7,104,595	JPMorgan Chase Bank N.A.	6/04/2019	$25,482
CLP	4,053,562,000	USD	5,952,717	Barclays Bank PLC	5/02/2019	32,167
EGP	27,863,000	USD	1,547,085	Goldman Sachs International	5/13/2019	70,866
EGP	27,467,000	USD	1,509,176	JPMorgan Chase Bank N.A.	6/13/2019	71,331
IDR	19,070,000,000	USD	1,332,542	JPMorgan Chase Bank N.A.	5/28/2019	1,795
IDR	14,970,345,000	USD	1,036,871	JPMorgan Chase Bank N.A.	6/28/2019	5,977
KZT	1,179,537,000	USD	3,007,105	JPMorgan Chase Bank N.A.	7/31/2019	40,071
MYR	9,510,599	USD	2,284,055	Barclays Bank PLC	5/28/2019	15,116
PEN	573,000	USD	173,164	Barclays Bank PLC	5/15/2019	24
PHP	227,193,622	USD	4,320,092	JPMorgan Chase Bank N.A.	7/10/2019	15,332
PLN	1,078,000	USD	280,499	Goldman Sachs International	7/12/2019	2,160
RUB	27,079,000	USD	408,880	Barclays Bank PLC	5/06/2019	9,749
RUB	67,936,000	USD	1,041,176	Goldman Sachs International	5/06/2019	9,084
RUB	1,023,777,622	USD	15,454,880	JPMorgan Chase Bank N.A.	5/06/2019	372,254
THB	316,965,794	USD	10,003,522	JPMorgan Chase Bank N.A.	5/13/2019	126,235
ZAR	4,555,000	USD	315,156	Merrill Lynch International	7/12/2019	631
USD	307,144	BRL	1,206,000	Barclays Bank PLC	6/04/2019	331
USD	3,798,400	BRL	14,770,078	JPMorgan Chase Bank N.A.	6/04/2019	40,811
USD	6,071,877	CLP	4,053,562,000	Barclays Bank PLC	5/02/2019	86,992
USD	7,451,500	CLP	4,986,062,880	Barclays Bank PLC	7/25/2019	92,541
USD	18,531,250	EUR	16,303,779	Merrill Lynch International	7/12/2019	133,951
USD	3,138,911	GBP	2,388,000	HSBC Bank	7/12/2019	13,341
USD	230,118	HUF	65,235,000	Merrill Lynch International	7/12/2019	3,096
USD	6,332,773	KRW	7,165,311,000	JPMorgan Chase Bank N.A.	6/12/2019	190,095

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
USD	415,280	MYR	1,697,000	Barclays Bank PLC	5/28/2019	$5,033
USD	59,731	PHP	3,112,000	JPMorgan Chase Bank N.A.	7/10/2019	347
USD	3,164,571	RON	13,312,438	JPMorgan Chase Bank N.A.	5/13/2019	27,050
USD	691,697	RUB	44,599,000	Barclays Bank PLC	5/06/2019	2,217
USD	2,107,920	RUB	135,872,000	Goldman Sachs International	5/06/2019	7,401
USD	22,453,209	RUB	1,447,943,622	JPMorgan Chase Bank N.A.	5/06/2019	68,662
USD	314,700	THB	9,775,369	JPMorgan Chase Bank N.A.	5/13/2019	2,294
USD	148,265	TRY	924,000	Deutsche Bank AG	7/12/2019	147
USD	1,921,307	ZAR	27,050,557	Barclays Bank PLC	7/12/2019	45,955
USD	10,872,889	ZAR	154,193,880	JPMorgan Chase Bank N.A.	7/12/2019	182,990
USD	3,156,123	ZAR	44,885,722	Merrill Lynch International	7/12/2019	44,301

						$1,745,829

Liability Derivatives
ARS	62,268,960	USD	1,326,000	Goldman Sachs International	6/27/2019	$(33,434)
BRL	4,733,000	USD	1,212,502	Barclays Bank PLC	6/04/2019	(8,401)
BRL	2,889,000	USD	740,959	Goldman Sachs International	6/04/2019	(5,982)
CLP	1,688,179,650	USD	2,508,067	Barclays Bank PLC	5/31/2019	(16,068)
CLP	2,074,664,000	USD	3,143,430	Barclays Bank PLC	7/25/2019	(81,422)
COP	12,784,357,000	USD	4,092,697	Barclays Bank PLC	6/17/2019	(147,621)
CZK	314,738,156	USD	13,866,033	JPMorgan Chase Bank N.A.	7/12/2019	(67,966)
GBP	2,388,000	USD	3,133,553	Merrill Lynch International	7/12/2019	(7,983)
HUF	65,680,000	USD	232,051	Citibank N.A.	7/12/2019	(3,481)
HUF	929,218,062	USD	3,267,695	JPMorgan Chase Bank N.A.	7/12/2019	(33,964)
IDR	91,462,160,400	USD	6,410,300	Barclays Bank PLC	5/28/2019	(10,653)
IDR	4,296,564,000	USD	303,472	JPMorgan Chase Bank N.A.	5/28/2019	(2,840)
INR	199,488,000	USD	2,865,411	JPMorgan Chase Bank N.A.	5/28/2019	(6,521)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
INR	216,576,000	USD	3,117,555	JPMorgan Chase Bank N.A.	6/06/2019	$(17,279)
JPY	522,633,000	USD	4,738,845	Merrill Lynch International	7/12/2019	(20,004)
KZT	1,217,740,000	USD	3,167,074	JPMorgan Chase Bank N.A.	7/09/2019	(9,559)
MXN	22,433,000	USD	1,179,627	HSBC Bank	7/12/2019	(9,619)
MXN	212,149,464	USD	11,108,881	JPMorgan Chase Bank N.A.	7/12/2019	(44,092)
MXN	3,643,000	USD	190,972	NatWest Markets PLC	7/12/2019	(969)
MYR	26,934,268	USD	6,599,110	Barclays Bank PLC	5/28/2019	(87,795)
PEN	12,613,045	USD	3,819,820	Barclays Bank PLC	5/15/2019	(7,557)
PEN	15,754,096	USD	4,773,969	JPMorgan Chase Bank N.A.	5/15/2019	(12,331)
PLN	1,556,000	USD	409,794	Citibank N.A.	7/12/2019	(1,801)
PLN	34,360,057	USD	9,067,825	Merrill Lynch International	7/12/2019	(58,400)
RON	43,356,046	USD	10,235,995	JPMorgan Chase Bank N.A.	7/12/2019	(35,581)
RUB	17,520,000	USD	274,050	Barclays Bank PLC	5/06/2019	(3,199)
RUB	377,233,090	USD	5,850,598	Goldman Sachs International	5/06/2019	(18,747)
RUB	67,936,000	USD	1,050,291	Goldman Sachs International	6/03/2019	(4,269)
RUB	759,079,275	USD	11,772,741	JPMorgan Chase Bank N.A.	5/06/2019	(37,722)
RUB	424,166,000	USD	6,549,562	JPMorgan Chase Bank N.A.	6/03/2019	(18,606)
TRY	24,196,763	USD	4,170,418	HSBC Bank	5/13/2019	(144,191)
TRY	26,525,599	USD	4,460,333	HSBC Bank	5/24/2019	(75,440)
USD	1,172,393	ARS	57,766,000	Goldman Sachs International	6/27/2019	(26,701)
USD	2,482,586	BRL	9,923,888	JPMorgan Chase Bank N.A.	6/04/2019	(42,105)
USD	100,166	INR	7,000,000	JPMorgan Chase Bank N.A.	5/28/2019	(152)
USD	1,457,724	JPY	161,977,000	Citibank N.A.	7/12/2019	(4,763)
USD	3,339,698	JPY	370,929,000	Merrill Lynch International	7/12/2019	(9,411)
USD	643,700	PEN	2,136,569	Goldman Sachs International	5/15/2019	(2,073)
USD	355,397	PLN	1,357,000	HSBC Bank	7/12/2019	(417)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
USD	934,045	RON	3,971,000	JPMorgan Chase Bank N.A.	5/13/2019	$(1,854)
USD	4,778,700	RUB	309,297,089	Goldman Sachs International	5/06/2019	(2,892)
USD	5,157,800	RUB	334,913,275	JPMorgan Chase Bank N.A.	5/06/2019	(19,806)
USD	627,752	THB	20,019,000	JPMorgan Chase Bank N.A.	5/13/2019	(12,026)

						$(1,155,697)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Liability Derivatives

Interest Rate Futures
German Euro-Bund 10 yr	Short	EUR	57	$10,568,472	June - 2019	$(118,907)

Portfolio of Investments (unaudited) – continued

Cleared Swap Agreements

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive/Frequency	Cash Flows to Pay/Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives

Interest Rate Swaps
3/02/29	MXN	60,573,000	centrally cleared	8.22%/28 days	8.4925% FLR (28 day TIIE)/28 days	$16,988	$—	$16,988
1/02/25	BRL	19,923,000	centrally cleared	8.575%/At maturity	6.4% FLR (Daily BZDIOVRA)/Daily	2,937	—	2,937
1/02/25	BRL	14,952,000	centrally cleared	8.55%/At maturity	6.4% FLR (Daily BZDIOVRA)/Daily	0	—	0
2/12/29	CZK	143,685,000	centrally cleared	2.06% FLR (6 month PRIBOR)/Semi-annually	1.72%/Annually	190,178	—	190,178
4/26/21	MXN	148,856,000	centrally cleared	8.5043% FLR (28 day TIIE)/28 days	8.08%/28 days	798	—	798

						$210,901	$—	$210,901

Liability Derivatives

Interest Rate Swaps
2/12/22	CZK	431,056,000	centrally cleared	1.915%/Annually	2.06% FLR (6 month PRIBOR)/Semi-annually	$(156,267)	$—	$(156,267)
3/22/22	ZAR	183,249,000	centrally cleared	7.13833% FLR (3 month JIBAR)/Quarterly	7.265%/Quarterly	(16,777)	—	(16,777)
4/26/22	ZAR	90,406,000	centrally cleared	7.16% FLR (3 month JIBAR)/Quarterly	7.245%/Quarterly	(2,870)	—	(2,870)

						$(175,914)	$—	$(175,914)

Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive/Frequency	Cash Flows to Pay/Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives

Interest Rate Swaps
4/04/24	INR	548,068,000	JPMorgan Chase Bank N.A.	6.3% FLR (6 month MIBOR)/Semi-annually	5.76%/Semi-annually	$201,881	$—	$201,881
4/11/24	INR	576,079,000	JPMorgan Chase Bank N.A.	6.03% FLR (6 month MIBOR)/Semi-annually	6.03%/Semi-annually	116,115	—	116,115
4/08/24	INR	541,440,000	JPMorgan Chase Bank N.A.	6.04% FLR (6 month MIBOR)/Semi-annually	5.975%/Semi-annually	126,098	—	126,098
5/02/29	THB	100,491,000	JPMorgan Chase Bank N.A.	2.175%/Semi-annually	1.7802% FLR (6 month THBFIX)/Semi-annually	179	—	179

						$444,273	$—	$444,273

Liability Derivatives

Inflation Swaps
3/01/29	USD	1,578,000	Merrill Lynch International	U.S.A.-CPI-U-Index/At maturity	2.145%/At maturity	$(61)	$—	$(61)

At April 30, 2019, the fund had liquid securities with an aggregate value of $824,913 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $285,294,268)	$283,883,985
Investments in affiliated issuers, at value (identified cost, $11,400,814)	11,401,751
Foreign currency, at value (identified cost, $374,541)	375,536
Receivables for
Net daily variation margin on open cleared swap agreements	38,516
Forward foreign currency exchange contracts	1,745,829
Net daily variation margin on open futures contracts	14,860
Investments sold	15,783,823
Fund shares sold	5,743,820
Interest	5,382,210
Uncleared swaps, at value	444,273
Receivable from investment adviser	77,001
Other assets	1,142
Total assets	$324,892,746

Liabilities
Payable to custodian	$137,253
Payables for
Distributions	5,036
Forward foreign currency exchange contracts	1,155,697
Investments purchased	840,000
Fund shares reacquired	65,761
Uncleared swaps, at value	61
Payable to affiliates
Shareholder servicing costs	161,652
Distribution and service fees	78
Payable for independent Trustees’ compensation	19
Deferred country tax expense payable	140,125
Accrued expenses and other liabilities	204,574
Total liabilities	$2,710,256
Net assets	$322,182,490

Net assets consist of
Paid-in capital	$346,593,891
Total distributable earnings (loss)	(24,411,401)
Net assets	$322,182,490
Shares of beneficial interest outstanding	49,182,943

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,799,948	274,901	$6.55
Class B	109,088	16,656	6.55
Class C	746,654	113,975	6.55
Class I	25,866,961	3,958,651	6.53
Class R1	56,323	8,584	6.56
Class R2	57,396	8,757	6.55
Class R3	186,999	28,476	6.57
Class R4	58,736	8,919	6.59
Class R6	293,300,385	44,764,024	6.55

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.84 [100 / 95.75 x $6.55]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$9,873,015
Dividends from affiliated issuers	154,541
Dividends	5,997
Foreign taxes withheld	(104,235)
Total investment income	$9,929,318
Expenses
Management fee	$1,169,614
Distribution and service fees	6,612
Shareholder servicing costs	260,901
Administrative services fee	26,491
Independent Trustees’ compensation	4,001
Custodian fee	109,970
Shareholder communications	10,645
Audit and tax fees	41,964
Legal fees	1,341
Miscellaneous	92,009
Total expenses	$1,723,548
Reduction of expenses by investment adviser and distributor	(515,356)
Net expenses	$1,208,192
Net investment income (loss)	$8,721,126

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $77,596 country tax)	$(4,270,913)
Affiliated issuers	(350)
Futures contracts	476,236
Swap agreements	(515,839)
Forward foreign currency exchange contracts	5,923,476
Foreign currency	(120,841)
Net realized gain (loss)	$1,491,769
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $88,429 increase in deferred country tax)	$17,551,611
Affiliated issuers	170
Futures contracts	(682,563)
Swap agreements	962,556
Forward foreign currency exchange contracts	(3,206,544)
Translation of assets and liabilities in foreign currencies	96,513
Net unrealized gain (loss)	$14,721,743
Net realized and unrealized gain (loss)	$16,213,512
Change in net assets from operations	$24,934,638

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/19 (unaudited)	Year ended 10/31/18

From operations
Net investment income (loss)	$8,721,126	$16,703,796
Net realized gain (loss)	1,491,769	(21,871,784)
Net unrealized gain (loss)	14,721,743	(14,381,635)
Change in net assets from operations	$24,934,638	$(19,549,623)
Distributions to shareholders	$(7,938,483)	$(7,276,752)
Tax return of capital distributions to shareholders	$—	$(10,164,669)
Change in net assets from fund share transactions	$(9,818,054)	$38,574,731
Total change in net assets	$7,178,101	$1,583,687

Net assets
At beginning of period	315,004,389	313,420,702
At end of period	$322,182,490	$315,004,389

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/19		Year ended
Class A			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14
	(unaudited)
Net asset value, beginning of period	$6.20		$6.99	$6.96	$6.61	$8.62	$9.01		$9.10

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.34	$0.38	$0.36	$0.37	$0.11		$0.49
Net realized and unrealized gain (loss)	0.33		(0.78)	(0.06)	0.27	(1.97)	(0.38)		(0.08)
Total from investment operations	$0.50		$(0.44)	$0.32	$0.63	$(1.60)	$(0.27)		$0.41

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.15)	$(0.29)	$(0.14)	$(0.02)	$(0.01)		$—
From tax return of capital	—		(0.20)	—	(0.14)	(0.39)	(0.11)		(0.50)
Total distributions declared to shareholders	$(0.15)		$(0.35)	$(0.29)	$(0.28)	$(0.41)	$(0.12)		$(0.50)
Net asset value, end of period (x)	$6.55		$6.20	$6.99	$6.96	$6.61	$8.62		$9.01
Total return (%) (r)(s)(t)(x)	8.15	(n)	(6.65)	4.77	9.82	(19.03)	(3.01	)(n)	4.78

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.44	1.49	1.46	1.47	2.68	(a)	1.95
Expenses after expense reductions (f)	1.10	(a)	1.11	1.10	1.10	1.12	1.25	(a)	1.24
Net investment income (loss)	5.26	(a)	4.89	5.56	5.45	4.93	5.02	(a)	5.54
Portfolio turnover	108	(n)	95	126	80	102	28	(n)	116
Net assets at end of period (000 omitted)	$1,800		$2,056	$2,186	$2,835	$2,723	$4,159		$4,773

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class B			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14
	(unaudited)
Net asset value, beginning of period	$6.20		$7.00	$6.97	$6.62	$8.63	$9.02		$9.11

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.29	$0.33	$0.32	$0.32	$0.09		$0.43
Net realized and unrealized gain (loss)	0.33		(0.79)	(0.06)	0.26	(1.98)	(0.38)		(0.09)
Total from investment operations	$0.48		$(0.50)	$0.27	$0.58	$(1.66)	$(0.29)		$0.34

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.13)	$(0.24)	$(0.12)	$(0.02)	$(0.01)		$—
From tax return of capital	—		(0.17)	—	(0.11)	(0.33)	(0.09)		(0.43)
Total distributions declared to shareholders	$(0.13)		$(0.30)	$(0.24)	$(0.23)	$(0.35)	$(0.10)		$(0.43)
Net asset value, end of period (x)	$6.55		$6.20	$7.00	$6.97	$6.62	$8.63		$9.02
Total return (%) (r)(s)(t)(x)	7.76	(n)	(7.48)	3.99	8.96	(19.62)	(3.19	)(n)	3.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.19	2.24	2.21	2.23	3.45	(a)	2.71
Expenses after expense reductions (f)	1.85	(a)	1.86	1.85	1.85	1.86	2.00	(a)	2.00
Net investment income (loss)	4.51	(a)	4.17	4.77	4.73	4.19	4.24	(a)	4.80
Portfolio turnover	108	(n)	95	126	80	102	28	(n)	116
Net assets at end of period (000 omitted)	$109		$115	$192	$205	$185	$303		$296

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class C			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14
	(unaudited)
Net asset value, beginning of period	$6.20		$7.00	$6.97	$6.62	$8.63	$9.02		$9.11

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.28	$0.33	$0.31	$0.32	$0.09		$0.43
Net realized and unrealized gain (loss)	0.33		(0.78)	(0.06)	0.27	(1.98)	(0.38)		(0.09)
Total from investment operations	$0.48		$(0.50)	$0.27	$0.58	$(1.66)	$(0.29)		$0.34

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.13)	$(0.24)	$(0.12)	$(0.02)	$(0.01)		$—
From tax return of capital	—		(0.17)	—	(0.11)	(0.33)	(0.09)		(0.43)
Total distributions declared to shareholders	$(0.13)		$(0.30)	$(0.24)	$(0.23)	$(0.35)	$(0.10)		$(0.43)
Net asset value, end of period (x)	$6.55		$6.20	$7.00	$6.97	$6.62	$8.63		$9.02
Total return (%) (r)(s)(t)(x)	7.76	(n)	(7.48)	3.99	8.99	(19.62)	(3.19	)(n)	3.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.19	2.24	2.20	2.28	3.44	(a)	2.71
Expenses after expense reductions (f)	1.85	(a)	1.86	1.85	1.85	1.87	2.00	(a)	2.00
Net investment income (loss)	4.49	(a)	4.12	4.76	4.65	4.17	4.26	(a)	4.80
Portfolio turnover	108	(n)	95	126	80	102	28	(n)	116
Net assets at end of period (000 omitted)	$747		$563	$491	$560	$803	$1,745		$1,835

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class I			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14
	(unaudited)
Net asset value, beginning of period	$6.18		$6.98	$6.96	$6.61	$8.63	$9.02		$9.11

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.34	$0.39	$0.38	$0.42	$0.12		$0.52
Net realized and unrealized gain (loss)	0.33		(0.77)	(0.06)	0.27	(2.01)	(0.38)		(0.09)
Total from investment operations	$0.51		$(0.43)	$0.33	$0.65	$(1.59)	$(0.26)		$0.43

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.15)	$(0.31)	$(0.15)	$(0.03)	$(0.01)		$—
From tax return of capital	—		(0.22)	—	(0.15)	(0.40)	(0.12)		(0.52)
Total distributions declared to shareholders	$(0.16)		$(0.37)	$(0.31)	$(0.30)	$(0.43)	$(0.13)		$(0.52)
Net asset value, end of period (x)	$6.53		$6.18	$6.98	$6.96	$6.61	$8.63		$9.02
Total return (%) (r)(s)(t)(x)	8.31	(n)	(6.58)	4.88	10.09	(18.92)	(2.94	)(n)	5.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.19	1.21	1.20	1.52	2.44	(a)	1.71
Expenses after expense reductions (f)	0.85	(a)	0.86	0.86	0.85	0.89	1.00	(a)	1.00
Net investment income (loss)	5.44	(a)	5.04	5.51	5.67	5.21	5.26	(a)	5.80
Portfolio turnover	108	(n)	95	126	80	102	28	(n)	116
Net assets at end of period (000 omitted)	$25,867		$13,417	$7,355	$1,965	$997	$28,918		$29,263

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R1			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14
	(unaudited)
Net asset value, beginning of period	$6.21		$7.01	$6.98	$6.62	$8.63	$9.02		$9.11

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.29	$0.33	$0.32	$0.32	$0.09		$0.43
Net realized and unrealized gain (loss)	0.33		(0.79)	(0.06)	0.27	(1.98)	(0.38)		(0.09)
Total from investment operations	$0.48		$(0.50)	$0.27	$0.59	$(1.66)	$(0.29)		$0.34

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.13)	$(0.24)	$(0.12)	$(0.02)	$(0.01)		$—
From tax return of capital	—		(0.17)	—	(0.11)	(0.33)	(0.09)		(0.43)
Total distributions declared to shareholders	$(0.13)		$(0.30)	$(0.24)	$(0.23)	$(0.35)	$(0.10)		$(0.43)
Net asset value, end of period (x)	$6.56		$6.21	$7.01	$6.98	$6.62	$8.63		$9.02
Total return (%) (r)(s)(t)(x)	7.75	(n)	(7.46)	3.99	9.15	(19.62)	(3.19	)(n)	3.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.19	2.24	2.21	2.22	3.44	(a)	2.71
Expenses after expense reductions (f)	1.85	(a)	1.86	1.85	1.85	1.86	2.00	(a)	2.00
Net investment income (loss)	4.50	(a)	4.15	4.78	4.71	4.21	4.25	(a)	4.80
Portfolio turnover	108	(n)	95	126	80	102	28	(n)	116
Net assets at end of period (000 omitted)	$56		$52	$56	$60	$55	$103		$104

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R2			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14
	(unaudited)
Net asset value, beginning of period	$6.20		$7.00	$6.97	$6.62	$8.63	$9.02		$9.11

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.32	$0.37	$0.34	$0.36	$0.11		$0.48
Net realized and unrealized gain (loss)	0.34		(0.78)	(0.06)	0.28	(1.98)	(0.39)		(0.09)
Total from investment operations	$0.50		$(0.46)	$0.31	$0.62	$(1.62)	$(0.28)		$0.39

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.14)	$(0.28)	$(0.14)	$(0.02)	$(0.01)		$—
From tax return of capital	—		(0.20)	—	(0.13)	(0.37)	(0.10)		(0.48)
Total distributions declared to shareholders	$(0.15)		$(0.34)	$(0.28)	$(0.27)	$(0.39)	$(0.11)		$(0.48)
Net asset value, end of period (x)	$6.55		$6.20	$7.00	$6.97	$6.62	$8.63		$9.02
Total return (%) (r)(s)(t)(x)	8.02	(n)	(7.01)	4.51	9.54	(19.21)	(3.06	)(n)	4.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.69	1.74	1.71	1.86	2.95	(a)	2.21
Expenses after expense reductions (f)	1.35	(a)	1.36	1.36	1.35	1.38	1.50	(a)	1.50
Net investment income (loss)	5.00	(a)	4.65	5.26	5.19	4.60	4.76	(a)	5.37
Portfolio turnover	108	(n)	95	126	80	102	28	(n)	116
Net assets at end of period (000 omitted)	$57		$53	$60	$55	$69	$422		$436

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R3			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14
	(unaudited)
Net asset value, beginning of period	$6.22		$7.01	$6.97	$6.62	$8.63	$9.02		$9.11

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.32	$0.39	$0.37	$0.37	$0.11		$0.49
Net realized and unrealized gain (loss)	0.33		(0.76)	(0.06)	0.26	(1.97)	(0.38)		(0.08)
Total from investment operations	$0.50		$(0.44)	$0.33	$0.63	$(1.60)	$(0.27)		$0.41

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.15)	$(0.29)	$(0.14)	$(0.02)	$(0.01)		$—
From tax return of capital	—		(0.20)	—	(0.14)	(0.39)	(0.11)		(0.50)
Total distributions declared to shareholders	$(0.15)		$(0.35)	$(0.29)	$(0.28)	$(0.41)	$(0.12)		$(0.50)
Net asset value, end of period (x)	$6.57		$6.22	$7.01	$6.97	$6.62	$8.63		$9.02
Total return (%) (r)(s)(t)(x)	8.14	(n)	(6.61)	4.92	9.81	(19.00)	(3.00	)(n)	4.76

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.44	1.50	1.46	1.38	2.69	(a)	1.96
Expenses after expense reductions (f)	1.10	(a)	1.11	1.10	1.10	1.11	1.25	(a)	1.25
Net investment income (loss)	5.24	(a)	4.75	5.64	5.46	5.01	5.01	(a)	5.56
Portfolio turnover	108	(n)	95	126	80	102	28	(n)	116
Net assets at end of period (000 omitted)	$187		$155	$60	$301	$262	$140		$143

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R4			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14
	(unaudited)
Net asset value, beginning of period	$6.23		$7.00	$6.97	$6.62	$8.63	$9.02		$9.11

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.38	$0.39	$0.38	$0.39	$0.12		$0.52
Net realized and unrealized gain (loss)	0.34		(0.78)	(0.05)	0.27	(1.97)	(0.38)		(0.09)
Total from investment operations	$0.52		$(0.40)	$0.34	$0.65	$(1.58)	$(0.26)		$0.43

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.15)	$(0.31)	$(0.15)	$(0.03)	$(0.01)		$—
From tax return of capital	—		(0.22)	—	(0.15)	(0.40)	(0.12)		(0.52)
Total distributions declared to shareholders	$(0.16)		$(0.37)	$(0.31)	$(0.30)	$(0.43)	$(0.13)		$(0.52)
Net asset value, end of period (x)	$6.59		$6.23	$7.00	$6.97	$6.62	$8.63		$9.02
Total return (%) (r)(s)(t)(x)	8.42	(n)	(6.10)	5.03	10.08	(18.79)	(2.94	)(n)	5.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.22	1.22	1.21	1.22	2.44	(a)	1.71
Expenses after expense reductions (f)	0.85	(a)	0.85	0.86	0.85	0.86	1.00	(a)	1.00
Net investment income (loss)	5.50	(a)	5.45	5.54	5.71	5.22	5.26	(a)	5.81
Portfolio turnover	108	(n)	95	126	80	102	28	(n)	116
Net assets at end of period (000 omitted)	$59		$54	$282	$55	$50	$100		$104

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/19		Year ended
Class R6			10/31/18	10/31/17	10/31/16	10/31/15	10/31/14 (z)		7/31/14
	(unaudited)
Net asset value, beginning of period	$6.20		$7.00	$6.97	$6.62	$8.63	$9.02		$9.11

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.36	$0.41	$0.39	$0.38	$0.12		$0.52
Net realized and unrealized gain (loss)	0.33		(0.78)	(0.06)	0.27	(1.96)	(0.38)		(0.08)
Total from investment operations	$0.51		$(0.42)	$0.35	$0.66	$(1.58)	$(0.26)		$0.44

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.16)	$(0.32)	$(0.16)	$(0.03)	$(0.01)		$—
From tax return of capital	—		(0.22)	—	(0.15)	(0.40)	(0.12)		(0.53)
Total distributions declared to shareholders	$(0.16)		$(0.38)	$(0.32)	$(0.31)	$(0.43)	$(0.13)		$(0.53)
Net asset value, end of period (x)	$6.55		$6.20	$7.00	$6.97	$6.62	$8.63		$9.02
Total return (%) (r)(s)(t)(x)	8.33	(n)	(6.45)	5.15	10.19	(18.75)	(2.93	)(n)	5.06

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.11	1.13	1.11	0.96	2.39	(a)	1.67
Expenses after expense reductions (f)	0.76	(a)	0.77	0.75	0.75	0.80	0.95	(a)	0.96
Net investment income (loss)	5.60	(a)	5.23	5.88	5.81	5.12	5.33	(a)	5.84
Portfolio turnover	108	(n)	95	126	80	102	28	(n)	116
Net assets at end of period (000 omitted)	$293,300		$298,538	$302,738	$312,790	$309,700	$95		$98

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

(z)	For the period August 1, 2014 through October 31, 2014. On September 9, 2014, the fund changed its fiscal year-end from July 31 to October 31.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Debt Local Currency Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master

Notes to Financial Statements (unaudited) – continued

Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s

Notes to Financial Statements (unaudited) – continued

valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

Notes to Financial Statements (unaudited) – continued

such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$144,653	$—	$—	$144,653
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	15,756,650	—	15,756,650
Non-U.S. Sovereign Debt	—	262,064,440	—	262,064,440
U.S. Corporate Bonds	—	810,702	—	810,702
Foreign Bonds	—	5,107,193	—	5,107,193
Purchased Currency Options	—	347	—	347
Mutual Funds	11,401,751	—	—	11,401,751
Total	$11,546,404	$283,739,332	$—	$295,285,736

Other Financial Instruments
Futures Contracts – Liabilities	$(118,907)	$—	$—	$(118,907)
Forward Foreign Currency Exchange Contracts – Assets	—	1,745,829	—	1,745,829
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,155,697)	—	(1,155,697)
Swap Agreements – Assets	—	655,174	—	655,174
Swap Agreements – Liabilities	—	(175,975)	—	(175,975)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(118,907)
Interest Rate	Interest Rate Swaps	655,174	(175,914)
Interest Rate	Inflation Swaps	—	(61)
Foreign Exchange	Purchased Currency Options	347	—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,745,829	(1,155,697)
Total		$2,401,350	$(1,450,579)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$476,236	$(515,839)	$—
Foreign Exchange	—	—	5,923,476
Total	$476,236	$(515,839)	$5,923,476

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(682,563)	$962,556	$—	$—
Foreign Exchange	—	—	(3,206,544)	(68,585)
Total	$(682,563)	$962,556	$(3,206,544)	$(68,585)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of April 30, 2019:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Future Contracts (a)	$14,860	$—
Swaps, at value	444,273	(61)
Cleared Swaps Agreements (a)	38,516	—
Forward Foreign Currency Exchange Contracts	1,745,829	(1,155,697)
Purchased Options	347	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$2,243,825	$(1,155,758)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	66,717	(230,636)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$2,177,108	$(925,122)

(a)

The amount presented here represents the fund’s current day net variation margin for futures contracts and for cleared swaps agreements. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund’s Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2019:

		Amounts Not Offset in the Statement of Assets & Liabilities

	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$290,125	$(290,125)	$—	$—	$—
Deutsche Bank AG	147	—	—	—	147
Goldman Sachs International	89,511	(89,511)	—	—	—
JPMorgan Chase Bank N.A.	1,615,346	(362,404)	(680,653)	—	572,289
Merrill Lynch International	181,979	(95,859)	—	—	86,120
Total	$2,177,108	$(837,899)	$(680,653)	$—	$658,556

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2019:

		Amounts Not Offset in the Statement of Assets & Liabilities

	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(362,716)	$290,125	$—	$—	$(72,591)
Citibank N.A.	(10,045)	—	—	—	(10,045)
Goldman Sachs International	(94,098)	89,511	—	—	(4,587)
JPMorgan Chase Bank N.A.	(362,404)	362,404	—	—	—
Merrill Lynch International	(95,859)	95,859	—	—	—
Total	$(925,122)	$837,899	$—	$—	$(87,223)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and,

Notes to Financial Statements (unaudited) – continued

where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described

Notes to Financial Statements (unaudited) – continued

above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

Notes to Financial Statements (unaudited) – continued

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund entered into inflation swap agreements in order to manage its exposure to inflation risk. Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result,

Notes to Financial Statements (unaudited) – continued

no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 10/31/18
Ordinary income (including any short-term capital gains)	$7,276,752
Tax return of capital (b)	10,164,669

Total distributions	$17,441,421

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/19

Cost of investments	$297,485,618
Gross appreciation	6,417,472

Gross depreciation	(8,617,354)
Net unrealized appreciation (depreciation)	$(2,199,882)

As of 10/31/18

Capital loss carryforwards	(19,190,892)
Other temporary differences	(1,472,413)
Net unrealized appreciation (depreciation)	(20,744,251)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$12,824,912
Long-Term	6,365,980

Total	$19,190,892

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital

	Six months ended 4/30/19	Year ended 10/31/18	Six months ended 4/30/19	Year ended 10/31/18
Class A	$43,750	$49,646	$—	$69,348
Class B	2,175	3,147	—	4,395
Class C	12,658	10,820	—	15,114
Class I	438,466	273,467	—	381,998
Class R1	1,104	1,034	—	1,445
Class R2	1,263	1,190	—	1,663
Class R3	4,139	2,517	—	3,516
Class R4	1,433	1,927	—	2,691
Class R6	7,433,495	6,933,004	—	9,684,499
Total	$7,938,483	$7,276,752	$—	$10,164,669

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2019, this management fee reduction amounted to $15,356, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.84%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2020. For the six months ended April 30, 2019, this reduction amounted to $499,981, which is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $61 for the six months ended April 30, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,296
Class B	0.75%	0.25%	1.00%	1.00%	541
Class C	0.75%	0.25%	1.00%	1.00%	3,144
Class R1	0.75%	0.25%	1.00%	1.00%	275
Class R2	0.25%	0.25%	0.50%	0.50%	140
Class R3	—	0.25%	0.25%	0.25%	216
Total Distribution and Service Fees					$6,612

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2019, this rebate amounted to $19 for Class A, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2019, were as follows:

Amount
Class A	$—
Class B	188
Class C	—

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

Notes to Financial Statements (unaudited) – continued

determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2019, the fee was $830, which equated to 0.0005% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $11,382.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended April 30, 2019, these costs for the fund amounted to $248,689 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2019 was equivalent to an annual effective rate of 0.0170% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2019, the fee paid by the fund under this agreement was $274 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

At April 30, 2019, MFS held approximately 52% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1, Class R2, and Class R4, respectively.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2019, the fund engaged in sale transactions pursuant to this policy, which amounted to $377,974. The sales transactions resulted in net realized gains (losses) of $(10,255).

(4) Portfolio Securities

For the six months ended April 30, 2019, purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$24,827,214	$47,102,828
Non-U.S. Government securities	$295,519,638	$271,444,762

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/19		Year ended 10/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	24,436	$160,463	102,097	$729,856
Class B	186	1,204	2,757	18,276
Class C	28,492	187,982	33,319	234,101
Class I	2,599,614	17,036,207	2,660,959	18,299,318
Class R2	—	—	116	830
Class R3	2,897	19,144	15,514	114,497
Class R4	—	—	159	1,116
Class R6	1,226,598	8,083,561	7,870,521	52,395,046
	3,882,223	$25,488,561	10,685,442	$71,793,040

Shares issued to shareholders in reinvestment of distributions
Class A	6,540	$42,806	17,018	$116,989
Class B	198	1,297	407	2,791
Class C	1,629	10,669	3,118	21,403
Class I	66,711	436,474	96,281	650,624
Class R1	169	1,104	359	2,479
Class R2	193	1,263	412	2,839
Class R3	630	4,139	896	6,033
Class R4	217	1,433	598	4,159
Class R6	1,131,245	7,407,339	2,411,128	16,543,182
	1,207,532	$7,906,524	2,530,217	$17,350,499

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/19		Year ended 10/31/18

	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(87,782)	$(564,901)	(99,938)	$(683,388)
Class B	(2,223)	(14,120)	(12,136)	(79,837)
Class C	(7,027)	(45,095)	(15,677)	(104,366)
Class I	(878,272)	(5,728,504)	(1,640,178)	(10,934,420)
Class R2	—	—	(472)	(3,486)
Class R3	(21)	(141)	(20)	(129)
Class R4	—	—	(32,327)	(228,549)
Class R6	(5,730,373)	(36,860,378)	(5,399,917)	(38,534,633)
	(6,705,698)	$(43,213,139)	(7,200,665)	$(50,568,808)

Net change
Class A	(56,806)	$(361,632)	19,177	$163,457
Class B	(1,839)	(11,619)	(8,972)	(58,770)
Class C	23,094	153,556	20,760	151,138
Class I	1,788,053	11,744,177	1,117,062	8,015,522
Class R1	169	1,104	359	2,479
Class R2	193	1,263	56	183
Class R3	3,506	23,142	16,390	120,401
Class R4	217	1,433	(31,570)	(223,274)
Class R6	(3,372,530)	(21,369,478)	4,881,732	30,403,595
	(1,615,943)	$(9,818,054)	6,014,994	$38,574,731

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 33%, 29%, 17%, 4%, 2%, 2%, 2%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2040 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and

Notes to Financial Statements (unaudited) – continued

the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2019, the fund’s commitment fee and interest expense were $944 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$22,381,252	$114,232,187	$125,211,508	$(350)	$170	$11,401,751

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$154,541	$—

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Emerging Markets Debt Local Currency Fund is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 17, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2019

*	Print name and title of each signing officer under his or her signature.